Summary of material accounting policies - Borrowings (Details) $ / shares in Units, $ in Thousands						1 Months Ended			12 Months Ended
	Mar. 08, 2023	Dec. 31, 2022 $ / shares shares	Dec. 22, 2022 $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Jun. 29, 2018 USD ($)	Jan. 31, 2025 shares	Dec. 31, 2024 shares	Nov. 30, 2021 $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 01, 2024 USD ($)	Jan. 10, 2024 $ / shares shares	Jan. 09, 2024	Jan. 05, 2024 $ / shares	Jul. 08, 2022	Jan. 11, 2022 USD ($)
Disclosure of summary of significant accounting policies
Borrowings | $									$ 121,894	$ 114,345
Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings | $									$ 128,157	$ 118,923
Warrants
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares									884,838	1,112,340
Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Borrowings term								5 years
Borrowings, interest period								3 years
Percentage of principal amortizes over two years								5.00%
Borrowings | $																	$ 60,000
Percentage of premium for volume-weighted average price			15.00%	15.00%
Issuance warrants exercised period	7 years			7 years
Remeasurement of borrowing arrangements within finance gains (loss) | $									$ (200)	$ (2,300)	$ (1,600)
Oaktree Capital Management, L.P. | American Depository Shares
Disclosure of summary of significant accounting policies
Number of warrants excercised (in shares) | shares						39,380	188,122
Oaktree Capital Management, L.P. | Refinancing and expansion of senior debt facility
Disclosure of summary of significant accounting policies
Percentage of share premium price		15.00%
Warrant exercise term	7 years
Depository receipt ratio													10	5
Oaktree Capital Management, L.P. | American depositary shares
Disclosure of summary of significant accounting policies
Exercise Price (in dollars per share) | $ / shares				$ 7.26
Oaktree Capital Management, L.P. | American depositary shares | Refinancing and expansion of senior debt facility
Disclosure of summary of significant accounting policies
Exercise Price (in dollars per share) | $ / shares		$ 3.70											$ 14.36
Oaktree Capital Management, L.P. | November 2021 Warrants | Refinancing and expansion of senior debt facility
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares								1,769,669					884,838
Oaktree Capital Management, L.P. | November 2021 Warrants | American depositary shares
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares				1,769,669
Exercise Price (in dollars per share) | $ / shares				$ 7.26				$ 7.26							$ 14.36
Oaktree Capital Management, L.P. | November 2021 Warrants | American depositary shares | Refinancing and expansion of senior debt facility
Disclosure of summary of significant accounting policies
Exercise Price (in dollars per share) | $ / shares								$ 7.26
Oaktree Capital Management, L.P. | Warrants
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares				1,769,669
Oaktree Capital Management, L.P. | December 2022 Warrants | Refinancing and expansion of senior debt facility
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares		455,000											227,502
Oaktree Capital Management, L.P. | December 2022 Warrants | Refinancing and expansion of senior debt facility | American Depository Shares
Disclosure of summary of significant accounting policies
Number of warrants excercised (in shares) | shares		227,502
Oaktree Capital Management, L.P. | December 2022 Warrants | American depositary shares
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares			455,000
Exercise Price (in dollars per share) | $ / shares		$ 3.70	$ 3.70												$ 7.24
Oaktree Capital Management, L.P. | December 2022 Warrants | American depositary shares | Refinancing and expansion of senior debt facility
Disclosure of summary of significant accounting policies
Exercise Price (in dollars per share) | $ / shares		$ 3.70											$ 7.24
Oaktree Capital Management, L.P. | Tranche one
Disclosure of summary of significant accounting policies
Borrowings | $				$ 60,000
Oaktree Capital Management, L.P. | Senior debt facility
Disclosure of summary of significant accounting policies
Borrowings term								5 years
Borrowings, interest period							3 years	3 years
Borrowings, interest rate								9.75%
Percentage of principal amortizes over two years							5.00%	5.00%
Borrowings principal amortization period								2 years
Borrowings, unpaid interest portion per annum								1.75%
Borrowings | $									44,300			$ 52,200
Oaktree Capital Management, L.P. | Senior debt facility | Tranche one
Disclosure of summary of significant accounting policies
Borrowings, interest rate								9.75%
Oaktree Capital Management, L.P. | Senior debt facility | Quarterly payments
Disclosure of summary of significant accounting policies
Borrowings, interest rate								8.00%
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Borrowings principal amortization period					4 years
Remeasurement of borrowing arrangements within finance gains (loss) | $									$ (200)	$ (100)	$ 900
NovaQuest Capital Management, L.L.C. | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings term					8 years
Borrowings, interest period					4 years
Borrowings, interest rate					15.00%
Borrowings principal amortization period																4 years
Sales percentage against payment cap amount																25.00%
NovaQuest Capital Management, L.L.C. | Tranche one | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings | $					$ 30,000